SHAREHOLDERS' EQUITY (Details 5) - USD ($)	1 Months Ended	7 Months Ended
	Feb. 29, 2016	Sep. 30, 2016	Mar. 11, 2016
Treasury Stock, Number of Shares and Restriction Disclosures [Abstract]
Treasury stock, shares acquired (in shares)	252,000	74,421
Treasury stock acquired, average cost per share (in dollars per share)	$ 6.29	$ 7.13
Treasury stock, value acquired, cost method	$ 1,584,000	$ 530,000
New Share Repurchase Program [Member]
Treasury Stock, Number of Shares and Restriction Disclosures [Abstract]
Authorized amount under the share repurchase program			$ 5,000,000